SHARE BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

NOTE 11- SHARE BASED COMPENSATION

The Company applied ASC 718 and related interpretations in accounting for measuring the cost of share-based compensation over the period during which the consultants are required to provide services in exchange for the issued shares. The fair value of above award was estimated at the grant date using Black-Scholes model for pricing the share compensation expenses.

On December 22, 2020, the Board of Directors of the Company authorized the issuance of an aggregate of 5,181shares and 10,518 warrants to The Crone Law Group, P.C. or its designees for legal services that had been rendered. The five-year warrants are exercisable at one cent per share.

The shares of 5,181 were vested on December 22, 2020 and 6,211 warrant shares were exercised on September 21, 2022 and had 4,307 warrant shares remaining for the Crone law Group, P.C. or its designees for legal services. The fair value of above award was estimated at the grant date using Black-Scholes model for pricing the share compensation expenses. The fair value of the Black-Scholes model includes the following assumptions: expected life of 2.5 years, expected dividend rate of 0%, volatility of 43.5% and an average interest rate of 0.11%.

On January 1, 2021, the Board of Directors of the Company authorized the issuance of an aggregate of 15,541 shares and 31,554 warrants to a third party service provider for consulting services that had been rendered. The five-year warrants are exercisable at one cent per share.

The 15,541 shares of common stock and 31,554 warrants were vested on January 1, 2021.

The fair value of above award was estimated at the grant date using Black-Scholes model for pricing the share compensation expenses. The fair value of the Black-Scholes model includes the following assumptions: expected life of 2.5 years, expected dividend rate of 0%, volatility of 51.3% and an average interest rate of 0.12%.

As of September 30, 2023, the Company had 35,861 warrants outstanding related to above mentioned services with i) weighted average exercise price of $0.2; ii) weighted average remaining contractual life of 0.2 years; and iii) aggregate intrinsic value of $0.4 million.

NOTE 11- SHARE BASED COMPENSATION

The Company applied ASC 718 and related interpretations in accounting for measuring the cost of share-based compensation over the period during which the consultants are required to provide services in exchange for the issued shares. The fair value of above award was estimated at the grant date using Black-Scholes model for pricing the share compensation expenses.

On December 22, 2020, the Board of Directors of the Company authorized the issuance of an aggregate of 103,610 shares (5,181post-Reverse Stock Split) and 210,360 warrants to The Crone Law Group, P.C. or its designees for legal services that had been rendered. The five-year warrants are exercisable at one cent per share.

The shares of 103,610 (5,181 post-Reverse Stock Split) were vested on December 22, 2020 and no warrants were exercised. The fair value of above award was estimated at the grant date using Black-Scholes model for pricing the share compensation expenses. The fair value of the Black-Scholes model includes the following assumptions: expected life of 2.5 years, expected dividend rate of 0%, volatility of 43.5% and an average interest rate of 0.11%.

On January 1, 2021, the Board of Directors of the Company authorized the issuance of an aggregate of 310,830 shares (15,541 shares post-Reverse Stock Split) and 631,080 warrants (31,554 post-Reverse Stock Split) to a third party service provider for consulting services that had been rendered. The five-year warrants are exercisable at one cent per share.

The 310,830 shares of common stock (15,541 shares post-Reverse Stock Split) and 631,080 warrants were vested (31,554 post-Reverse Stock Split) on January 1, 2021 and during the year ended December 31, 2022, 124,223 warrant shares (6,211 warrant shares post-Reverse Stock Split) were exercised cashless.

The fair value of above award was estimated at the grant date using Black-Scholes model for pricing the share compensation expenses. The fair value of the Black-Scholes model includes the following assumptions: expected life of 1.5 years, expected dividend rate of 0%, volatility of 215.4% and an average interest rate of 2.96%.

As of December 31, 2022, the Company had 841,440 warrants (42,072 post-Reverse Stock Split) outstanding related to above mentioned services with i) weighted average exercise price of $0.01 ($0.2 post-Reverse Stock Split); ii) weighted average remaining contractual life of 1.00 years; and iii) aggregate intrinsic value of $0.2 million.

For the year ended December 31, 2022 and 2021, the Company recognized relevant share-based compensation expense of nil and $1,041,281 for the vested shares, and nil and $2,107,825 for the warrants, respectively